UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-03835

Value Line Centurion Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1: Schedule of Investments.

A copy of The Schedule of Investments for the period ended 3/31/14 is included with this Form.

■      Value Line Centurion Fund, Inc.

Schedule of Investments

March 31, 2014 (Unaudited)
Shares		Value

Common Stocks — 98.2%
Consumer Discretionary — 11.3%
5,000	AutoZone, Inc. *	$2,685,500
16,200	BorgWarner, Inc.	995,814
24,800	Brinker International, Inc.	1,300,760
8,100	Buckle, Inc. (The) (1)	370,980
9,300	Buffalo Wild Wings, Inc. *	1,384,770
15,700	Dick’s Sporting Goods, Inc.	857,377
7,100	Domino’s Pizza, Inc.	546,487
9,600	Gildan Activewear, Inc.	483,648
40,200	LKQ Corp. *	1,059,270
4,200	O’Reilly Automotive, Inc. *	623,238
11,500	Penn National Gaming, Inc. *	141,680
10,000	Starbucks Corp.	733,800
39,400	TJX Companies, Inc. (The)	2,389,610
14,400	VF Corp.	891,072
18,600	Wolverine World Wide, Inc. (1)	531,030
29,800	Yum! Brands, Inc.	2,246,622
		17,241,658
Consumer Staples — 11.2%
3,300	Boston Beer Co., Inc. (The) Class A *	807,609
5,800	British American Tobacco PLC ADR	646,294
5,500	Bunge Ltd.	437,305
14,000	Casey’s General Stores, Inc.	946,260
32,800	Church & Dwight Co., Inc.	2,265,496
8,500	Costco Wholesale Corp.	949,280
8,900	Energizer Holdings, Inc.	896,586
51,000	Flowers Foods, Inc.	1,093,950
23,000	General Mills, Inc.	1,191,860
41,000	Hormel Foods Corp.	2,020,070
12,800	Ingredion, Inc.	871,424
21,500	J&J Snack Foods Corp.	2,063,355
11,000	PepsiCo, Inc.	918,500
10,000	Procter & Gamble Co. (The)	806,000
9,000	Reynolds American, Inc.	480,780
14,000	Whole Foods Market, Inc.	709,940
		17,104,709
Energy — 4.1%
7,500	Chevron Corp.	891,825
2,500	Core Laboratories N.V.	496,100
16,700	Enbridge, Inc.	760,017
12,000	EQT Corp.	1,163,640
7,000	FMC Technologies, Inc. *	366,030
16,000	Noble Energy, Inc.	1,136,640
4,400	Oceaneering International, Inc.	316,184
18,000	ONEOK, Inc.	1,066,500
		6,196,936

Shares		Value
Financials — 6.6%
10,000	Affiliated Managers Group, Inc. *	$2,000,500
22,800	AFLAC, Inc.	1,437,312
10,500	American Tower Corp. REIT	859,635
3,200	BlackRock, Inc.	1,006,336
9,900	Crown Castle International Corp. REIT	730,422
700	Everest Re Group Ltd.	107,135
13,751	Gaming and Leisure Properties, Inc. REIT	501,362
7,800	M&T Bank Corp. (1)	946,140
5,600	MetLife, Inc.	295,680
7,000	Prudential Financial, Inc.	592,550
10,200	Royal Bank of Canada	673,098
6,000	Stifel Financial Corp. *	298,560
8,400	T. Rowe Price Group, Inc.	691,740
		10,140,470
Health Care — 12.6%
14,000	Alexion Pharmaceuticals, Inc. *	2,129,820
11,600	Allergan, Inc.	1,439,560
7,000	C.R. Bard, Inc.	1,035,860
11,174	Catamaran Corp. *	500,148
25,000	Cerner Corp. *	1,406,250
1,000	Cooper Cos., Inc. (The)	137,360
2,300	DaVita HealthCare Partners, Inc. *	158,355
5,100	DENTSPLY International, Inc.	234,804
19,340	Express Scripts Holding Co. *	1,452,241
15,300	Henry Schein, Inc. *	1,826,361
7,300	IDEXX Laboratories, Inc. *	886,220
5,500	McKesson Corp.	971,135
19,800	Mednax, Inc. *	1,227,204
5,700	Mettler-Toledo International, Inc. *	1,343,376
53,500	Novo Nordisk A/S ADR	2,442,275
13,000	Teva Pharmaceutical Industries Ltd. ADR	686,920
12,000	Thermo Fisher Scientific, Inc.	1,442,880
		19,320,769

1

■      Value Line Centurion Fund, Inc.

Schedule of Investments

March 31, 2014 (Unaudited)
Shares		Value
Industrials — 29.4%
9,500	Acuity Brands, Inc.	$1,259,415
45,000	AMETEK, Inc.	2,317,050
28,000	Canadian National Railway Co. (1)	1,574,160
1,000	Canadian Pacific Railway Ltd.	150,430
4,000	Carlisle Companies, Inc.	317,360
11,000	Chicago Bridge & Iron Co. N.V.	958,650
14,400	CLARCOR, Inc.	825,840
8,300	Clean Harbors, Inc. *	454,757
24,700	Danaher Corp.	1,852,500
38,000	Donaldson Co., Inc.	1,611,200
5,700	Equifax, Inc.	387,771
4,400	Esterline Technologies Corp. *	468,776
10,000	Fastenal Co. (1)	493,200
8,800	FedEx Corp.	1,166,528
9,700	General Dynamics Corp.	1,056,524
9,200	Graco, Inc.	687,608
15,890	HEICO Corp.	955,942
19,200	IDEX Corp.	1,399,488
7,600	IHS, Inc. Class A *	923,400
7,600	ITT Corp.	324,976
8,000	J.B. Hunt Transport Services, Inc.	575,360
10,100	Kansas City Southern	1,030,806
18,800	Kirby Corp. *	1,903,500
7,000	L-3 Communications Holdings, Inc.	827,050
4,000	Lincoln Electric Holdings, Inc.	288,040
3,000	Middleby Corp. (The) *	792,630
4,500	Oshkosh Corp.	264,915
12,800	Parker Hannifin Corp.	1,532,288
7,000	Precision Castparts Corp.	1,769,320
26,000	Republic Services, Inc.	888,160
3,500	Rockwell Automation, Inc.	435,925
93,200	Rollins, Inc.	2,818,368
15,400	Roper Industries, Inc.	2,056,054
15,100	Stericycle, Inc. *	1,715,662
1,000	Teledyne Technologies, Inc. *	97,330
19,000	Toro Co. (The)	1,200,610
5,900	Union Pacific Corp.	1,107,194
14,100	United Technologies Corp.	1,647,444
7,000	Valmont Industries, Inc. (1)	1,041,880
5,800	W.W. Grainger, Inc.	1,465,428
12,400	Wabtec Corp.	961,000
30,000	Waste Connections, Inc.	1,315,800
		44,920,339

Shares		Value
Information Technology — 10.7%
21,400	Accenture PLC Class A	$1,706,008
10,000	Alliance Data Systems Corp. *	2,724,500
7,700	Amphenol Corp. Class A	705,705
4,500	Anixter International, Inc.	456,840
14,800	ANSYS, Inc. *	1,139,896
8,200	Automatic Data Processing, Inc.	633,532
36,600	Cognizant Technology Solutions Corp. Class A *	1,852,326
3,500	Equinix, Inc. *	646,940
4,300	Fidelity National Information Services, Inc.	229,835
8,200	Fiserv, Inc. *	464,858
28,000	MasterCard, Inc. Class A	2,091,600
2,300	MICROS Systems, Inc. *	121,739
24,800	Open Text Corp. (1)	1,183,208
28,400	Salesforce.com, Inc. *	1,621,356
7,800	WEX, Inc. *	741,390
		16,319,733
Materials — 10.2%
3,600	Airgas, Inc.	383,436
6,500	Albemarle Corp.	431,730
15,200	Ball Corp.	833,112
32,500	Crown Holdings, Inc. *	1,454,050
17,000	Ecolab, Inc.	1,835,830
27,600	FMC Corp.	2,113,056
2,400	NewMarket Corp.	937,872
12,200	Packaging Corp. of America	858,514
13,000	Praxair, Inc.	1,702,610
14,000	Scotts Miracle-Gro Co. (The) Class A	857,920
15,100	Sigma-Aldrich Corp.	1,410,038
31,600	Silgan Holdings, Inc.	1,564,832
16,000	Valspar Corp. (The)	1,153,920
		15,536,920
Utilities — 2.1%
34,500	ITC Holdings Corp.	1,288,575
5,000	NextEra Energy, Inc.	478,100
4,500	ONE Gas, Inc. *	161,685
28,300	Questar Corp.	672,974
13,200	Wisconsin Energy Corp.	614,460
		3,215,794
	Total Common Stocks (Cost $78,123,445)	149,997,328

2

■      Value Line Centurion Fund, Inc.

Schedule of Investments

March 31, 2014 (Unaudited)
Principal Amount		Value

Short-Term Investments — 2.8%
Joint Repurchase Agreements (Investments of Cash Collateral for Securities on Loan) — 2.8%
$842,676	Joint Repurchase Agreement with Morgan Stanley, 0.06%, dated 03/31/14, due 04/01/14, delivery value $842,678 (collateralized by $859,534 U.S. Treasury Notes 0.250% - 1.500% due 07/15/15 - 06/30/16, with a value of $856,920)	$842,676
2,134,780	Joint Repurchase Agreement with Barclays, 0.06%, dated 03/31/14, due 04/01/14, delivery value $2,134,783 (collateralized by $2,177,481 U.S. Treasury Inflation Indexed Bonds 3.875% due 04/15/29 and U.S. Treasury Inflation Indexed Notes 0.375% - 0.625% due 07/15/23 - 01/15/24, with a value of $2,153,929)	2,134,780
1,348,282	Joint Repurchase Agreement with Citigroup, 0.05%, dated 03/31/14, due 04/01/14, delivery value $1,348,284 (collateralized by $1,375,251 U.S. Treasury Inflation Indexed Notes 0.125% - 0.375% due 04/15/17 - 07/15/23 and U.S. Treasury Notes 0.625% - 2.000% due 09/30/17 - 09/30/20, with a value of $1,374,972)	1,348,282
		4,325,738
	Total Short-Term Investments (Cost $4,325,738)	4,325,738
	Total Investments — 101.0% (Cost $82,449,183)	$154,323,066
Excess Of Liabilities Over Cash And Other Assets — (1.0)%		(1,522,600)
Net Assets (2) —100.0%		$152,800,466
Net Asset Value Per Outstanding Share ($152,800,466 ÷ 7,978,168 shares outstanding )		$19.15

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of March 31, 2014, the market value of the securities on loan was $4,699,751.
(2)
For federal income tax purposes, the aggregate cost was $82,449,183, aggregate gross unrealized appreciation was $71,928,383, aggregate gross unrealized depreciation was $54,500 and the net unrealized appreciation was $71,873,883.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

3

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of March 31, 2014:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$149,997,328	$-	$-	$149,997,328
Short-Term Investments	-	4,325,738	-	4,325,738
Total Investments in Securities	$149,997,328	$4,325,738	$-	$154,323,066

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended March 31, 2014, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period (e.g. greater than 1%). An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended March 31, 2014, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 30, 2014